Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2019	2018

Current payable	$2,265	$2,403
Deferred	327	(241)

Total provision	$2,592	$2,162

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2019	2018

Deferred tax assets:
Allowance for loan and lease losses	$1,288	$1,327
Supplemental retirement plan	469	454
Investment security basis adjustment	18	18
Nonaccrual interest income	297	389
Accrued compensation	244	222
Deferred origination fees, net	30	-
Net unrealized loss on AFS securities	-	41
Lease liability	1,051	-
Gross deferred tax assets	3,397	2,451

Deferred tax liabilities:
Premises and equipment	583	328
Net unrealized gain on AFS securities	490	-
Net unrealized gain on equity securities	62	1
FHLB stock dividends	139	139
Intangibles	378	342
Mortgage servicing rights	82	75
Deferred origination fees, net	-	13
Acquisition fair value adjustments	253	275
Right of use assets	1,032	-
Other	4	5
Gross deferred tax liabilities	3,023	1,178

Net deferred tax assets	$374	$1,273

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2019		2018
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$3,214	21.0%	$3,065	21.0%
Tax-exempt income	(647)	(4.2)%	(622)	(4.3)%
Nondeductible interest expense	32	0.2%	27	0.2%
Stock-based compensation	-	-%	(37)	(0.3)%
Other	(7)	(0.1)%	(271)	(1.8)%

Actual tax expense and effective rate	$2,592	16.9%	$2,162	14.8%